Shareholders' equity: - Stock options outstanding and exercisable (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 $ / shares	Dec. 31, 2021	Dec. 31, 2021 $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Stock-based compensation
Options outstanding, Number	7,774,833		7,774,833		6,288,166	4,726,943
Options outstanding, Weighted average years To expiration	6 years 8 months 12 days
Options exercisable, Number			3,276,779
Exercise price of $3.10
Stock-based compensation
Exercise price/share		$ 3.10
Options outstanding, Number			20,000
Options outstanding, Weighted average years To expiration	9 years 7 months 6 days
Exercise price of $3.83
Stock-based compensation
Exercise price/share		3.83
Options outstanding, Number			50,000
Options outstanding, Weighted average years To expiration	9 years 2 months 12 days
Exercise price of $3.92
Stock-based compensation
Exercise price/share		3.92
Options outstanding, Number			50,000
Options outstanding, Weighted average years To expiration	9 years 4 months 24 days
Exercise price of $4.36
Stock-based compensation
Exercise price/share		4.36
Options outstanding, Number			1,388,000
Options outstanding, Weighted average years To expiration	9 years 2 months 12 days
Exercise price of $7.04
Stock-based compensation
Exercise price/share		7.04
Options outstanding, Number			180,000
Options outstanding, Weighted average years To expiration	9 years 2 months 12 days
Exercise price of $0.85 (CAD $1.08)
Stock-based compensation
Exercise price/share | (per share)		0.85		$ 1.08
Options outstanding, Number			678,333
Options outstanding, Weighted average years To expiration	5 years 3 months 18 days
Options exercisable, Number			534,722
Exercise price of $1.00 (CAD $1.26)
Stock-based compensation
Exercise price/share | (per share)		1.00		1.26
Options outstanding, Number			1,127,779
Options outstanding, Weighted average years To expiration	6 years 1 month 6 days
Options exercisable, Number			670,001
Exercise price of $1.20 (CAD $1.51)
Stock-based compensation
Exercise price/share | (per share)		1.20		1.51
Options outstanding, Number			41,667
Options outstanding, Weighted average years To expiration	5 years 10 months 24 days
Options exercisable, Number			33,334
Exercise price of $1.42 (CAD $1.80)
Stock-based compensation
Exercise price/share | (per share)		1.42		1.80
Options outstanding, Number			1,069,889
Options outstanding, Weighted average years To expiration	7 months 6 days
Options exercisable, Number			1,069,889
Exercise price of $1.62 (CAD $2.05)
Stock-based compensation
Exercise price/share | (per share)		1.62		2.05
Options outstanding, Number			41,667
Options outstanding, Weighted average years To expiration	6 years 6 months
Options exercisable, Number			25,000
Exercise price of $2.48 (CAD $3.14)
Stock-based compensation
Exercise price/share | (per share)		2.48		3.14
Options outstanding, Number			181,000
Options outstanding, Weighted average years To expiration	8 years 10 months 24 days
Options exercisable, Number			33,000
Exercise price of $2.83 (CAD $3.58)
Stock-based compensation
Exercise price/share | (per share)		2.83		3.58
Options outstanding, Number			30,000
Options outstanding, Weighted average years To expiration	8 years 7 months 6 days
Options exercisable, Number			6,000
Exercise price of $2.99 (CAD $3.78)
Stock-based compensation
Exercise price/share | (per share)		2.99		3.78
Options outstanding, Number			5,667
Options outstanding, Weighted average years To expiration	7 months 6 days
Options exercisable, Number			5,667
Exercise price of $3.19 (CAD $4.03)
Stock-based compensation
Exercise price/share | (per share)		3.19		4.03
Options outstanding, Number			28,611
Options outstanding, Weighted average years To expiration	4 years 2 months 12 days
Options exercisable, Number			28,611
Exercise price of $3.26 (CAD $4.12)
Stock-based compensation
Exercise price/share | (per share)		3.26		4.12
Options outstanding, Number			420,000
Options outstanding, Weighted average years To expiration	9 years
Options exercisable, Number			84,000
Exercise price of $3.45 (CAD $4.36)
Stock-based compensation
Exercise price/share | (per share)		3.45		4.36
Options outstanding, Number			974,998
Options outstanding, Weighted average years To expiration	7 years 1 month 6 days
Options exercisable, Number			386,666
Exercise price of $6.64 (CAD $8.39)
Stock-based compensation
Exercise price/share | (per share)		6.64		8.39
Options outstanding, Number			512,222
Options outstanding, Weighted average years To expiration	7 years 10 months 24 days
Options exercisable, Number			204,889
Exercise price of $11.01 (CAD $13.91)
Stock-based compensation
Exercise price/share | (per share)		11.01		13.91
Options outstanding, Number			910,000
Options outstanding, Weighted average years To expiration	8 years 3 months 18 days
Options exercisable, Number			182,000
Exercise price of $11.56 (CAD $14.72)
Stock-based compensation
Exercise price/share | (per share)		$ 11.65		$ 14.72
Options outstanding, Number			65,000
Options outstanding, Weighted average years To expiration	8 years 4 months 24 days
Options exercisable, Number			13,000